Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2010	2011
Accrued compensation and benefits	$1,647	$3,323
Accrued professional fees	1,775	4,112
Accrued income and other taxes	2,235	1,546
Accrued medical panel fees	284	1,880
Accrued value added tax	2,829	15,812
Other accrued expenses	644	1,737
Total	$9,414	$28,410